UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

2012 ANNUAL REPORT

August 31, 2012

Money

Market

Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2012.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Leonard W. Kedrowski Chairperson of the Board First American Funds, Inc.	Joseph M. Ulrey III President First American Funds, Inc.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of August 31, 20121 (% of net assets)

Government Agency Debt	57.6%
Government Agency Repurchase Agreements	19.8
Treasury Repurchase Agreements	15.8
Treasury Debt	6.7
Other Assets and Liabilities, Net[2]	0.1

100.0%

Prime Obligations Fund

Portfolio Allocation as of August 31, 20121 (% of net assets)

Certificates of Deposit	21.5%
Government Agency Repurchase Agreements	18.6
Financial Company Commercial Paper	10.7
Treasury Debt	9.6
Other Notes	9.0
Asset Backed Commercial Paper	8.6
Government Agency Debt	8.4
Variable Rate Demand Notes	6.3
Other Repurchase Agreements	3.3
Investment Companies	2.1
Other Commercial Paper	1.3
Treasury Repurchase Agreement	0.8
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

Tax Free Obligations Fund

Portfolio Allocation as of August 31, 20121,3 (% of net assets)

Municipal Debt	100.8%
Other Assets and Liabilities, Net[2]	(0.8)

100.0%

Treasury Obligations Fund

Portfolio Allocation as of August 31, 20121 (% of net assets)

Treasury Repurchase Agreeements	59.3%
Treasury Debt	40.6
Other Assets and Liabilities, Net[2]	0.1

100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 20121(% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	3

Expense Examples

Expense Example

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund

	Beginning Account Value (3/01/12)	Ending Account Value (8/31/12)	Expenses Paid During Period[1] (3/01/12 to 8/31/12)

Class A Actual[2]	$1,000.00	$1,000.08	$0.85
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class D Actual[2]	$1,000.00	$1,000.08	$0.85
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class Y Actual[2]	$1,000.00	$1,000.08	$0.85
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class Z Actual[2]	$1,000.00	$1,000.08	$0.80
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.81

Institutional Investor Class Actual[2]	$1,000.00	$1,000.08	$0.80
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.81

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.17%, 0.17%, 0.16%, and 0.16% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2012 of 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Prime Obligations Fund

	Beginning Account Value (3/01/12)	Ending Account Value (8/31/12)	Expenses Paid During Period[1] (3/01/12 to 8/31/12)

Class A Actual[2]	$1,000.00	$1,000.00	$1.36
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37

Class D Actual[2]	$1,000.00	$1,000.00	$1.36
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37

Class I Actual[2]	$1,000.00	$1,000.00	$1.36
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37

Class Y Actual[2]	$1,000.00	$1,000.00	$1.36
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37

Class Z Actual[2]	$1,000.00	$1,000.37	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.36
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.27%, 0.27%, 0.27%, 0.27%, 0.20%, and 0.27% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, 0.04%, and 0.00% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund

	Beginning Account Value (3/01/2012)	Ending Account Value (8/31/12)	Expenses Paid During Period[3] (3/01/2012 to 8/31/12)

Class A Actual[4]	$1,000.00	$1,000.00	$0.85
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class D Actual[4]	$1,000.00	$1,000.00	$0.85
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class Y Actual[4]	$1,000.00	$1,000.00	$0.85
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

Class Z Actual[4]	$1,000.00	$1,000.00	$0.80
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.81

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.85
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.17%, 0.17%, 0.16%, and 0.17% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	5

Expense Examples

Treasury Obligations Fund

	Beginning Account Value (3/01/12)	Ending Account Value (8/31/12)	Expenses Paid During Period[1] (3/01/12 to 8/31/12)

Class A Actual[2]	$1,000.00	$1,000.00	$0.70
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

Class D Actual[2]	$1,000.00	$1,000.00	$0.70
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

Class Y Actual[2]	$1,000.00	$1,000.00	$0.70
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

Class Z Actual[2]	$1,000.00	$1,000.00	$0.70
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.70
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.70
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.14%, 0.14%, 0.14%, 0.14%, 0.14%, and 0.14% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund

	Beginning Account Value (3/01/12)	Ending Account Value (8/31/12)	Expenses Paid During Period[3] (3/01/12 to 8/31/12)

Class A Actual[4]	$1,000.00	$1,000.00	$0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.46

Class D Actual[4]	$1,000.00	$1,000.00	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.46

Class Y Actual[4]	$1,000.00	$1,000.00	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.46

Class Z Actual[4]	$1,000.00	$1,000.00	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.41

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.45
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.46

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.09%, 0.08%, and 0.09% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised respectfully of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the “funds”), including the schedules of investments, as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective fund at August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

October 22, 2012

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	7

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 57.6%
Citibank (FDIC Insured)
0.468%, 09/21/2012	$13,700	$13,702
0.434%, 11/15/2012	18,000	18,010
Citigroup Funding (FDIC Insured)
1.875%, 10/22/2012	58,024	58,159
Federal Farm Credit Bank
0.220%, 09/20/2012 r	15,000	15,000
0.259%, 10/12/2012 r	18,300	18,301
1.875%, 12/07/2012	5,789	5,815
0.155%, 01/22/2013 	25,000	24,985
1.750%, 02/21/2013	19,000	19,138
0.900%, 02/22/2013	9,010	9,039
0.180%, 03/27/2013 r	125,000	124,985
0.180%, 04/15/2013 r	25,000	24,998
0.208%, 04/17/2013 r	35,000	35,008
0.186%, 04/24/2013 r	50,000	49,998
0.280%, 06/19/2013 r	50,000	49,992
0.156%, 06/27/2013 r	25,000	24,996
0.256%, 08/22/2013 r	144,000	144,105
0.148%, 08/23/2013 r	50,000	49,995
0.206%, 10/28/2013 r	25,000	25,002
Federal Home Loan Bank
0.220%, 09/17/2012	25,000	25,001
0.240%, 09/17/2012 r	75,000	74,999
0.250%, 09/19/2012 r	100,000	100,000
0.100%, 10/01/2012 	85,000	84,993
0.100%, 10/04/2012 	50,000	49,995
0.240%, 10/15/2012 r	35,000	35,000
0.140%, 10/17/2012 	50,000	49,991
0.115%, 10/19/2012 	50,000	49,992
0.134%, 10/24/2012 	94,000	93,981
0.150%, 10/26/2012 	64,000	63,985
0.186%, 10/26/2012 r	25,000	25,002
1.125%, 10/29/2012	25	25
0.150%, 10/30/2012 	50,000	49,988
0.155%, 10/31/2012 	20,483	20,478
0.157%, 11/02/2012 	65,000	64,983
0.159%, 11/07/2012 	130,000	129,962
0.145%, 11/13/2012 	35,000	34,990
0.160%, 11/16/2012 	50,000	49,983
0.150%, 11/26/2012	50,000	49,996
0.166%, 12/27/2012 r	60,000	60,001
0.250%, 01/08/2013	50,000	50,000
0.160%, 01/16/2013 	75,000	74,954
0.240%, 01/22/2013 r	60,000	59,995
0.270%, 01/22/2013 r	35,000	35,000
0.158%, 01/25/2013 	44,000	43,972
0.280%, 01/25/2013 r	60,000	60,001
0.145%, 02/01/2013 	60,175	60,138
0.290%, 02/05/2013 r	10,000	10,004
0.200%, 02/20/2013	25,000	25,000
0.190%, 02/22/2013	10,000	9,999
0.330%, 02/25/2013 r	75,000	75,015
0.350%, 02/25/2013 r	98,000	98,069
0.200%, 02/27/2013 r	100,000	100,000
0.155%, 03/01/2013 	28,000	27,978
0.330%, 04/05/2013 r	39,620	39,621
0.200%, 04/10/2013 r	50,000	49,998
0.200%, 04/11/2013 r	25,000	24,997
0.190%, 04/12/2013 r	100,000	99,988
0.250%, 04/17/2013	80,500	80,501
0.180%, 04/26/2013 r	85,000	84,989
0.225%, 04/30/2013	50,000	49,997
0.280%, 05/07/2013	50,000	50,000
0.300%, 05/07/2013	70,000	70,000
0.300%, 05/08/2013	25,000	25,000
0.300%, 05/10/2013	25,000	25,000
0.190%, 05/15/2013 r	40,000	39,997
0.230%, 05/21/2013	25,000	25,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.240%, 05/21/2013	$30,000	$29,997
0.300%, 05/23/2013	50,000	50,000
0.250%, 06/07/2013	15,000	15,000
0.280%, 06/13/2013	25,000	25,000
0.250%, 06/14/2013	30,750	30,743
0.300%, 06/14/2013	12,500	12,500
0.300%, 06/17/2013	30,000	30,000
0.190%, 06/18/2013 r	50,000	49,996
0.300%, 07/03/2013	75,000	75,000
0.300%, 07/05/2013	115,000	115,000
0.250%, 08/02/2013	43,780	43,766
0.270%, 08/30/2013 r	100,000	100,000
0.270%, 10/16/2013 r	60,000	60,000
0.245%, 11/04/2013 r	150,000	149,956
0.230%, 11/08/2013 r	50,000	49,976
0.220%, 11/15/2013 r	110,000	109,952
0.220%, 12/04/2013 r	100,000	99,962
0.230%, 12/06/2013 r	35,000	34,991
0.230%, 01/02/2014 r	135,000	134,950
0.255%, 01/15/2014 r	50,000	50,000
0.273%, 01/23/2014 r	50,000	49,985
0.272%, 01/24/2014 r	70,000	69,969
0.200%, 02/03/2014 r	50,000	49,964
0.259%, 02/03/2014 r	50,000	49,979
0.254%, 02/20/2014 r	24,800	24,787
0.196%, 02/28/2014 r	25,000	24,992
0.194%, 03/03/2014 r	50,000	49,985
Federal Home Loan Mortgage Corporation
0.165%, 10/01/2012 	30,000	29,996
0.162%, 10/09/2012 	214,152	214,116
0.280%, 10/12/2012 r	190,000	190,007
0.150%, 10/15/2012 	32,000	31,994
0.144%, 10/22/2012 	160,263	160,230
0.146%, 10/29/2012 	163,848	163,809
0.150%, 11/01/2012 	50,000	49,987
0.130%, 11/05/2012 	73,900	73,883
0.131%, 11/14/2012 	175,000	174,953
0.156%, 11/16/2012 	39,649	39,636
0.130%, 11/20/2012 	75,000	74,978
0.515%, 11/26/2012	50,000	50,040
0.375%, 11/30/2012	219,837	219,949
0.153%, 12/03/2012 	75,000	74,970
0.130%, 12/11/2012 	25,000	24,991
0.165%, 12/17/2012 	39,036	39,017
0.165%, 12/24/2012 	50,000	49,974
0.130%, 12/26/2012 	25,000	24,990
0.152%, 02/04/2013 	50,001	49,968
0.160%, 02/11/2013 	75,000	74,946
0.160%, 02/19/2013 	108,583	108,500
Federal National Mortgage Association
0.360%, 09/13/2012 r	23,460	23,461
0.268%, 09/17/2012	50,000	50,001
0.117%, 10/01/2012 	91,358	91,349
0.160%, 10/03/2012 	50,000	49,993
0.090%, 10/05/2012 	100,000	99,991
0.155%, 10/10/2012 	49,500	49,492
0.103%, 10/15/2012 	71,325	71,316
0.135%, 10/17/2012 	40,000	39,993
0.500%, 10/30/2012	75,000	75,041
0.155%, 11/07/2012 	25,000	24,993
0.150%, 11/13/2012 	125,000	124,962
0.258%, 11/23/2012 r	40,346	40,357
0.330%, 11/23/2012 r	52,130	52,143
0.330%, 12/03/2012 r	352,850	352,926
0.160%, 12/19/2012 	118,500	118,443
0.160%, 12/20/2012 	17,450	17,441
1.000%, 12/27/2012	16,000	16,041
0.153%, 02/06/2013 	85,000	84,943
0.160%, 02/13/2013 	452,959	452,627
0.160%, 02/20/2013 	75,000	74,943
0.155%, 02/27/2013 	150,000	149,884

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
General Electric Capital (FDIC Insured)
0.468%, 09/21/2012	$93,100	$93,112
Straight-A Funding  ¢
0.180%, 09/04/2012	50,029	50,028
0.180%, 09/07/2012	27,769	27,768
0.180%, 09/07/2012	45,026	45,025
0.180%, 09/18/2012	16,187	16,186
0.180%, 09/24/2012	40,045	40,040
0.150%, 09/26/2012	10,000	9,999
0.180%, 10/02/2012	21,012	21,009
0.180%, 10/03/2012	145,000	144,977
0.180%, 10/05/2012	45,000	44,992
0.180%, 10/10/2012	48,056	48,047
0.180%, 10/22/2012	55,000	54,986
0.180%, 10/25/2012	20,000	19,995
0.180%, 11/02/2012	15,000	14,995
0.180%, 11/02/2012	28,000	27,991
Tennessee Valley Authority
0.105%, 10/11/2012 	45,000	44,995

Total Government Agency Debt (Cost $9,491,655)		9,491,655

Treasury Debt – 6.7%
U.S. Treasury Notes
0.375%, 09/30/2012 ‚	50,000	50,008
4.250%, 09/30/2012 ‚	50,000	50,161
0.375%, 10/31/2012 ‚	50,000	50,018
3.875%, 10/31/2012 ‚	50,000	50,303
1.375%, 11/15/2012 ‚	100,000	100,246
0.500%, 11/30/2012 ‚	100,000	100,077
1.375%, 01/15/2013 ‚	100,000	100,435
1.375%, 02/15/2013 ‚	225,000	226,227
1.750%, 04/15/2013 ‚	50,000	50,484
0.625%, 04/30/2013 ‚	50,000	50,133
1.375%, 05/15/2013	100,000	100,840
3.500%, 05/31/2013 ‚	75,000	76,818
3.375%, 06/30/2013 ‚	100,000	102,624

Total Treasury Debt (Cost $1,108,374)		1,108,374

Government Agency Repurchase Agreements – 19.8%
BNP Paribas Securities
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,100,022 (collateralized by various government agency obligations: Total market value $1,122,000)	1,100,000	1,100,000
HSBC Securities (USA)
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $175,004 (collateralized by various government agency obligations: Total market value $178,502)	175,000	175,000
ING Financial Markets
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $550,011 (collateralized by various government agency obligations: Total market value $561,003)	550,000	550,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $534,889 (collateralized by various government agency obligations: Total market value $545,579)	534,878	534,878

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
RBC Capital Markets
0.150%, dated 08/31/2012, matures
09/04/2012, repurchase price $150,003 (collateralized by various government agency obligations: Total market value $153,001)	$150,000	$150,000
SG Americas Securities
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $750,016 (collateralized by various government agency obligations: Total market value $765,000)	750,000	750,000

Total Government Agency Repurchase Agreements (Cost $3,259,878)		3,259,878

Treasury Repurchase Agreements – 15.8%
Bank of Nova Scotia, NY
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,350,027 (collateralized by U.S. Treasury obligations: Total market value $1,377,000)	1,350,000	1,350,000
Barclays Capital
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $300,006 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Credit Suisse Securities (USA)
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $550,011 (collateralized by U.S. Treasury obligations: Total market value $561,004)	550,000	550,000
HSBC Securities (USA)
0.170%, dated 08/31/2012, matures
09/04/2012, repurchase price $400,008 (collateralized by U.S. Treasury obligations: Total market value $408,002)	400,000	400,000

Total Treasury Repurchase Agreements (Cost $2,600,000)		2,600,000

Investment Purchased with Proceeds from Securities Lending † – 6.3%
Government Agency Repurchase Agreement – 6.3%
Morgan Stanley & Co.
0.200%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,032,554 (collateralized by various government agency obligations: Total market value $1,053,182)
(Cost $1,032,531)	1,032,531	1,032,531

Total Investments  – 106.2% (Cost $17,492,438)		17,492,438

Other Assets and Liabilities, Net – (6.2)%		(1,027,649)

Total Net Assets – 100.0%		$16,464,789

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	9

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Government Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2012.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2012, the value of these investments was $566,038 or 3.4% of total net assets.

‚	This security or a portion of this security is out on loan at August 31, 2012. Total loaned securities had a fair value of $1,007,534 as of August 31, 2012.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On August 31, 2012, the cost of investments for federal income tax purposes was $17,492,438. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 21.5%
Bank of Montreal/Chicago
0.160%, 09/07/2012	$50,000	$50,000
0.340%, 12/10/2012	40,000	40,001
0.320%, 12/11/2012	50,000	50,000
0.310%, 02/07/2013	17,600	17,601
Bank of Nova Scotia/Houston
0.616%, 12/14/2012 r	75,000	75,000
0.329%, 01/11/2013 r	25,000	25,000
0.321%, 02/05/2013 r	65,000	65,000
Canadian Imperial Bank of Commerce/NY
0.734%, 11/21/2012	25,000	25,024
0.310%, 01/11/2013	50,000	50,000
Credit Suisse/NY
0.340%, 09/17/2012	25,000	25,000
Deutsche Bank/NY
0.170%, 09/04/2012	75,000	75,000
0.140%, 09/05/2012	98,000	98,000
DNB Bank/NY
0.530%, 09/14/2012	18,600	18,602
0.320%, 10/10/2012	50,000	50,000
0.320%, 10/15/2012	50,000	50,000
National Australia Bank/NY
0.289%, 10/12/2012 r	50,000	50,000
0.340%, 11/06/2012	25,000	25,000
0.380%, 01/02/2013	50,000	50,000
Nordea Bank Finland/NY
0.330%, 10/29/2012	50,000	50,000
0.400%, 12/14/2012	50,000	50,000
0.410%, 01/03/2013	50,000	50,000
0.360%, 02/13/2013	50,000	50,000
Rabobank Nederland/NY
0.430%, 09/10/2012	50,000	50,000
0.430%, 09/20/2012	59,500	59,500
0.510%, 12/19/2012	25,000	25,005
0.410%, 12/24/2012	30,000	30,000
0.480%, 02/28/2013	35,000	35,000
Royal Bank of Canada/NY
0.540%, 09/10/2012 r	54,000	54,000
0.460%, 03/05/2013 r	75,000	75,000
Skandinaviska Enskilda Banken/NY
0.400%, 09/04/2012	50,000	50,000
0.440%, 10/01/2012	17,000	17,000
0.450%, 10/12/2012	50,000	50,002
0.440%, 10/19/2012	25,000	25,000
0.410%, 12/10/2012	50,000	50,000
Sumitomo Mitsui Bank/NY
0.160%, 09/04/2012	75,000	75,000
0.160%, 09/06/2012	75,000	75,000
0.320%, 11/08/2012	50,000	50,000
0.320%, 11/09/2012	50,000	50,000
0.300%, 04/12/2013 r	50,000	50,000
Svenska Handelsbanken/NY
0.290%, 09/10/2012	32,000	32,001
0.325%, 10/03/2012	75,000	75,000
0.340%, 02/13/2013	50,000	50,000
Toronto-Dominion Bank/NY
0.280%, 11/13/2012	50,000	50,000
0.320%, 12/18/2012	50,000	50,000
0.307%, 12/20/2012 r	50,000	50,000
0.300%, 01/22/2013	25,000	25,000
0.443%, 02/04/2013 r	58,750	58,750
0.320%, 03/15/2013	25,000	25,003
0.448%, 07/26/2013 r	50,000	50,000
Westpac Banking/NY
0.487%, 11/21/2012 r	60,000	60,000
0.520%, 02/04/2013	30,000	30,000

Total Certificates of Deposit (Cost $2,415,489)		2,415,489

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper – 10.7%
ANZ National International
0.361%, 02/01/2013 ¢ 	$96,000	$95,853
Australia & New Zealand Banking Group
0.331%, 11/19/2012 ¢ 	25,000	24,982
0.552%, 02/15/2013 ¢ 	25,000	24,936
Bank of Nova Scotia
0.321%, 05/13/2013 	25,000	24,944
Commonwealth Bank of Australia
0.381%, 12/07/2012 ¢ 	35,000	34,964
0.381%, 01/14/2013 ¢ 	60,000	59,915
0.321%, 02/15/2013 ¢ 	71,250	71,144
DNB Bank
0.320%, 12/04/2012 	30,000	29,975
MetLife Short Term Funding
0.371%, 01/14/2013 ¢ 	50,000	49,931
0.361%, 02/20/2013 ¢ 	25,000	24,957
0.371%, 02/25/2013 ¢ 	40,000	39,927
National Australia Funding
0.100%, 09/04/2012 ¢ 	32,265	32,265
0.316%, 10/29/2012 ¢ 	50,000	49,975
0.346%, 11/13/2012 ¢ 	25,000	24,982
0.346%, 11/19/2012 ¢ 	25,000	24,981
0.376%, 01/02/2013 ¢ 	25,000	24,968
0.386%, 01/08/2013 ¢ 	45,000	44,938
Nordea North America
0.401%, 01/14/2013 	50,000	49,925
0.366%, 02/20/2013 	25,000	24,956
Novartis Finance
0.120%, 09/04/2012 ¢ 	25,000	25,000
Rabobank USA Financial
0.320%, 09/04/2012 	25,000	24,999
0.330%, 11/08/2012 	43,700	43,673
0.310%, 11/30/2012 	30,000	29,977
0.461%, 02/08/2013 	20,000	19,959
Reckitt Benckiser Treasury Services
0.351%, 09/20/2012 ¢ 	25,000	24,995
Siemens Capital Co.
0.140%, 09/05/2012 ¢ 	17,300	17,300
Svenska Handelsbanken
0.315%, 11/19/2012 ¢ 	35,000	34,976
Toyota Motor Credit
0.401%, 09/10/2012 	10,000	9,999
0.371%, 10/15/2012 	50,000	49,977
0.381%, 10/31/2012 	25,000	24,984
0.321%, 02/04/2013 	30,000	29,958
0.341%, 02/05/2013 	25,000	24,963
0.341%, 02/12/2013 	30,000	29,954
Westpac Banking
0.560%, 03/04/2013 r ¢ 	49,500	49,500

Total Financial Company Commercial Paper (Cost $1,198,732)		1,198,732

Treasury Debt – 9.6%
U.S. Treasury Notes ‚
0.375%, 09/30/2012	50,000	50,008
0.375%, 10/31/2012	100,000	100,038
3.875%, 10/31/2012	80,000	80,487
1.375%, 11/15/2012	100,000	100,245
0.500%, 11/30/2012	100,000	100,082
1.375%, 01/15/2013	50,000	50,218
1.375%, 02/15/2013	25,000	25,135
2.500%, 03/31/2013	50,000	50,664
1.750%, 04/15/2013	50,000	50,484
0.625%, 04/30/2013	25,000	25,066
3.125%, 04/30/2013	100,000	101,957
1.375%, 05/15/2013	85,000	85,710

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
3.500%, 05/31/2013	$150,000	$153,636
3.375%, 06/30/2013	100,000	102,625

Total Treasury Debt (Cost $1,076,355)		1,076,355

Other Notes – 9.0%
Australia & New Zealand Banking Group
0.618%, 04/12/2013 r ¢	50,000	50,000
Bank of Nova Scotia
2.250%, 01/22/2013	31,650	31,864
Commonwealth Bank of Australia
2.750%, 10/15/2012 ¢	13,975	14,013
5.000%, 11/06/2012 ¢	29,250	29,483
1.250%, 11/20/2012 ¢	50,000	50,051
DnB Bank/Georgetown, Cayman Islands Branch - Time Deposit
0.150%, 09/04/2012	229,908	229,908
International Finance
0.316%, 01/25/2013 r	15,000	15,000
0.304%, 01/30/2013 r	6,000	6,000
0.288%, 04/16/2013 r	9,000	9,000
Metropolitan Life Global Funding
2.875%, 09/17/2012 ¢	106,400	106,513
0.578%, 10/10/2012 ¢	87,000	87,000
2.500%, 01/11/2013 ¢	15,850	15,962
National Australia Bank
2.350%, 11/16/2012 ¢	3,140	3,152
2.500%, 01/08/2013 ¢	25,000	25,175
Skandinaviska Enskilda Banken/Cayman Islands Branch - Time Deposit
0.160%, 09/04/2012	125,000	125,000
Svenska Handelsbanken/Cayman Islands Branch - Time Deposit
0.160%, 09/04/2012	125,000	125,000
Westpac Banking
0.390%, 09/13/2012 ¢	50,000	50,000
0.498%, 10/01/2013 r	35,750	35,750

Total Other Notes (Cost $1,008,871)		1,008,871

Asset Backed Commercial Paper ■  – 8.6%
Bryant Park Funding
0.150%, 09/04/2012	25,000	24,999
0.180%, 09/10/2012	50,000	49,998
0.180%, 09/17/2012	40,000	39,997
0.180%, 09/20/2012	40,000	39,996
Chariot Funding
0.180%, 09/05/2012	100,000	99,998
Fairway Finance
0.284%, 09/06/2012	25,000	25,000
0.210%, 09/18/2012	25,000	24,998
Jupiter Securitization
0.180%, 09/05/2012	50,000	49,999
Liberty Street Funding
0.180%, 09/11/2012	35,000	34,998
0.170%, 09/18/2012	50,000	49,996
0.170%, 09/25/2012	35,000	34,996
0.170%, 09/27/2012	25,000	24,997
Manhattan Asset Funding Company
0.210%, 09/07/2012	25,000	24,999
0.220%, 09/14/2012	35,000	34,997
0.220%, 09/21/2012	18,000	17,998
0.210%, 09/24/2012	30,000	29,996
0.230%, 10/01/2012	10,000	9,998
Nieuw Amsterdam Receivables
0.140%, 09/04/2012	75,000	74,999
0.200%, 09/05/2012	35,000	34,999
0.200%, 09/17/2012	20,000	19,998
0.190%, 09/20/2012	7,000	7,000

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	11

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.220%, 10/10/2012	$25,000	$24,994
0.220%, 10/15/2012	25,000	24,993
Old Line Funding
0.150%, 09/05/2012	56,047	56,046
0.180%, 09/18/2012	50,000	49,996
Thunder Bay Funding
0.220%, 09/24/2012	50,000	49,993

Total Asset Backed Commercial Paper (Cost $960,978)		960,978

Government Agency Debt – 8.4%
Federal Farm Credit Bank
0.156%, 06/27/2013 r	25,000	24,996
0.256%, 08/22/2013 r	50,000	50,037
Federal Home Loan Bank
0.270%, 01/22/2013 r	66,425	66,425
0.280%, 01/25/2013 r	40,000	40,001
0.200%, 02/20/2013	25,000	25,000
0.330%, 02/25/2013 r	30,000	30,006
0.330%, 04/05/2013 r	35,000	34,998
0.225%, 04/30/2013	25,000	24,999
0.320%, 05/02/2013 r	45,000	44,994
0.280%, 05/07/2013	25,000	25,000
0.300%, 05/07/2013	30,000	30,000
0.230%, 05/21/2013	25,000	24,999
0.300%, 05/23/2013	50,000	50,000
0.280%, 06/13/2013	25,000	25,000
0.300%, 06/14/2013	12,500	12,500
0.300%, 06/17/2013	25,000	25,000
0.300%, 07/03/2013	25,000	25,000
0.245%, 11/04/2013 r	50,000	49,985
0.230%, 11/08/2013 r	25,000	24,988
0.220%, 11/15/2013 r	40,000	39,980
0.220%, 12/04/2013 r	50,000	49,981
0.230%, 12/06/2013 r	25,000	24,994
0.230%, 01/02/2014 r	40,000	39,985
0.272%, 01/24/2014 r	30,000	29,987
0.200%, 02/03/2014 r	50,000	49,964
0.259%, 02/03/2014 r	25,000	24,989
Federal National Mortgage Association
0.330%, 11/23/2012 r	30,130	30,131
Straight-A Funding
0.180%, 09/04/2012 ¢ 	25,000	25,000

Total Government Agency Debt (Cost $948,939)		948,939

Variable Rate Demand Notes r – 6.3%
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008A (LOC: Wells Fargo Bank)
0.150%, 09/07/2012	17,250	17,250
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008B (LOC: Wells Fargo Bank)
0.150%, 09/07/2012	16,050	16,050
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.170%, 09/07/2012	10,000	10,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities,
Series 2003 (LOC: Wachovia Bank)
0.150%, 09/07/2012	19,745	19,745
Chicago, Midway Airport Revenue, Series 2010A-1 (LOC: Bank of Montreal)
0.210%, 09/04/2012	17,000	17,000
Converse County Pollution Control, PacifiCorp,
Series 1992 (LOC: Wells Fargo Bank)
0.180%, 09/07/2012	22,485	22,485

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.170%, 09/07/2012	$8,630	$8,630
Delaware Economic Development Authority, Peninsula United Methodist Homes,
Series 2007A (LOC: PNC Bank)
0.180%, 09/04/2012	8,080	8,080
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JP Morgan Chase Bank) (INS: AGM)
0.170%, 09/07/2012	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (INS: AGM)
0.170%, 09/07/2012	10,000	10,000
District of Columbia University, Georgetown University Refunding Revenue, Series 2009B (LOC: TD Bank)
0.130%, 09/07/2012	13,050	13,050
District of Columbia University, Georgetown University Refunding Revenue, Series 2009C (LOC: TD Bank)
0.130%, 09/07/2012	21,400	21,400
Franklin County, Presbyterian Health Care,
Series 2006A (LOC: PNC Bank)
0.150%, 09/07/2012	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.160%, 09/07/2012	4,155	4,155
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.150%, 09/07/2012	7,500	7,500
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JP Morgan Chase Bank)
0.130%, 09/07/2012	14,300	14,300
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.170%, 09/07/2012	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust Company)
0.150%, 09/07/2012	29,800	29,800
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.180%, 09/07/2012	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.170%, 09/07/2012	12,000	12,000
Indiana Finance Authority, Depauw University,
Series 2008B (LOC: PNC Bank)
0.150%, 09/07/2012	8,250	8,250
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.150%, 09/07/2012	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.170%, 09/07/2012	16,700	16,700

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.150%, 09/07/2012	$8,000	$8,000
Indiana Health & Educational Facility Financing Authority, Community Village -Hartsfield Village, Series 2006A (LOC: Harris)
0.130%, 09/07/2012	6,445	6,445
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.170%, 09/07/2012	3,175	3,175
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (LOC: JP Morgan Chase Bank) (AMT)
0.200%, 09/07/2012	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007A (LOC: Wachovia Bank)
0.160%, 09/07/2012	23,105	23,105
Metropolitan Transportation Authority,
Series 2008B-1 (LOC: Scotiabank)
0.140%, 09/07/2012	17,275	17,275
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series 2008B (LOC: JP Morgan Chase Bank)
0.180%, 09/07/2012	7,000	7,000
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.230%, 09/07/2012	3,435	3,435
Minneapolis & Saint Paul Housing & Redevelopment Authority, Allina Health,
Series 2007C-1 (LOC: Wells Fargo Bank)
0.160%, 09/07/2012	7,475	7,475
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.170%, 09/04/2012	20,330	20,330
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.160%, 09/07/2012	28,400	28,400
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.180%, 09/07/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia-New Zealand Banking Group)
0.180%, 09/07/2012	8,070	8,070
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.170%, 09/07/2012	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (LOC: JP Morgan Chase Bank) (AMT)
0.240%, 09/07/2012	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.150%, 09/07/2012	26,000	26,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR/SHARES	VALUE >
North Broward Hospital District (LOC: Wells Fargo Bank) (INS: NATL)
0.150%, 09/07/2012	$23,480	$23,480
Oakland County Economic Development, Cranbrook Educational Community,
Series 2007 (LOC: JP Morgan Chase Bank)
0.170%, 09/07/2012	18,700	18,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.190%, 09/07/2012	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.150%, 09/07/2012	4,830	4,830
Philadelphia Airport Revenue, Series 2005C1 (LOC: TD Bank) (AMT)
0.170%, 09/07/2012	13,400	13,400
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue,
Series 2007B-3 (LOC: PNC Bank)
0.150%, 09/07/2012	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services,
Series 2003 (LOC: PNC Bank)
0.180%, 09/04/2012	555	555
Philadelphia School District, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (STAID)
0.150%, 09/07/2012	46,000	46,000
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.180%, 09/04/2012	23,845	23,845
Sweetwater County Pollution Control, PacifiCorp,
Series 1992A (LOC: Wells Fargo Bank)
0.180%, 09/07/2012	7,035	7,035
Sweetwater County Pollution Control, PacifiCorp,
Series 1994 (LOC: Wells Fargo Bank)
0.190%, 09/07/2012	14,250	14,250
Uinta County Pollution Control, Chevron U.S.A.,
Series 1993
0.170%, 09/04/2012	8,610	8,610
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.180%, 09/04/2012	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries,
Series 2007 (LOC: Wells Fargo Bank)
0.170%, 09/07/2012	10,600	10,600
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.140%, 09/07/2012	13,500	13,500

Total Variable Rate Demand Notes (Cost $708,360)		708,360

Investment Companies Ω – 2.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.170%	103,502,000	103,502
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.140%	127,640,000	127,640

Total Investment Companies (Cost $231,142)		231,142

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	13

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Other Commercial Paper  – 1.3%
General Electric Company
0.150%, 09/07/2012	$100,000	$99,998
0.150%, 09/10/2012	50,000	49,998

Total Other Commercial Paper (Cost $149,996)		149,996

Government Agency Repurchase Agreements –18.6%
Bank of Nova Scotia/NY
0.200%, dated 08/31/2012, matures
09/04/2012, repurchase price $650,014 (collateralized by various government agency obligations: Total market value $663,000)	650,000	650,000
Goldman Sachs & Co.
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $330,007 (collateralized by various government agency obligations: Total market value $336,600)	330,000	330,000
HSBC Securities (USA)
0.200%, dated 08/31/2012, matures
09/04/2012, repurchase price $300,007 (collateralized by various government agency obligations: Total market value $315,000)	300,000	300,000
ING Financial Markets
0.200%, dated 08/31/2012, matures
09/04/2012, repurchase price $250,006 (collateralized by various government agency obligations: Total market value $255,003)	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $265,127 (collateralized by various government agency obligations: Total market value $270,425)	265,122	265,122
RBC Capital Markets
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $300,006 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $2,095,122)		2,095,122

Treasury Repurchase Agreement – 0.8%
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $93,554 (collateralized by U.S. Treasury obligations: Total market value $95,423)
(Cost $93,552)	93,552	93,552

Other Repurchase Agreements – 3.3%
HSBC Securities (USA)
0.250%, dated 08/31/2012, matures
09/04/2012, repurchase price $175,005 (collateralized by various investment grade securities: Total market value $182,964)	175,000	175,000
J.P. Morgan Securities
0.290%, dated 08/13/2012, matures
09/13/2012, repurchase price $200,021 (collateralized by various investment grade securities: Total market value $210,000) ¥	200,000	200,000

Total Other Repurchase Agreements (Cost $375,000)		375,000

Prime Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Investment Purchased with Proceeds from Securities Lending † – 9.4%
Government Agency Repurchase Agreement – 9.4%
Morgan Stanley & Co.
0.200%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,053,205 (collateralized by various government agency obligations: Total market value $1,074,245)
(Cost $1,053,181)	$1,053,181	$1,053,181

Total Investments  – 109.6% (Cost $12,315,717)		12,315,717

Other Assets and Liabilities, Net – (9.6)%		(1,081,960)

Total Net Assets – 100.0%		$11,233,757

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2012.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2012, the value of these investments was $2,197,816 or 19.6% of total net assets.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

‚	This security or a portion of this security is out on loan at August 31, 2012. Total loaned securities had a value of $1,032,003 at August 31, 2012.

Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2012.

¥	Security considered illiquid. As of August 31, 2012, the value of these investments was $200,000 or 1.8% of total net assets. See note 2 in notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On August 31, 2012, the cost of investments for federal income tax purposes was $12,315,717. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM	–	Assured Guaranty Municipal

AMT	–	Alternative Minimum Tax. As of August 31, 2012, the total value of securities subject to AMT was $22,230 or 0.2% of total net assets.

INS	–	Insured

LOC	–	Letter of Credit

NATL	–	National Public Finance Guarantee Corporation

STAID	–	State Aid Withholding

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt—100.8%
Alaska – 2.4%
Valdez Marine Terminal Revenue, Exxon Pipeline, Series 1993A
0.170%, 09/04/2012 r	$3,265	$3,265
Valdez Marine Terminal Revenue, Exxon Pipeline, Series 1993B
0.170%, 09/04/2012 r	3,680	3,680
Valdez Marine Terminal Revenue, Exxon Pipeline, Series 1993C
0.170%, 09/04/2012 r	8,085	8,085

		15,030

Colorado – 2.3%
Aurora Hospital Revenue, The Children's Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.170%, 09/07/2012 r	1,135	1,135
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.170%, 09/07/2012 r	10,165	10,165
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.170%, 09/07/2012 r	2,545	2,545

		13,845

Connecticut – 1.3%
Connecticut Health & Educational Facilities Authority, Yale University, Series 2001V2
0.150%, 09/04/2012 r	8,160	8,160

Delaware – 0.3%
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.180%, 09/04/2012 r	1,620	1,620

District of Columbia – 0.6%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.160%, 09/07/2012 r	3,435	3,435

Florida – 1.1%
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.150%, 09/07/2012 r	4,500	4,500
Palm Beach County, Palm Beach Jewish Community Campus, Series 2000 (LOC: Northern Trust Company)
0.230%, 09/07/2012 r	2,140	2,140

		6,640

Georgia – 1.6%
Paulding County Hospital Authority, Series 2012B (LOC: Northern Trust Company)
0.150%, 09/07/2012 r	10,000	10,000

Illinois – 17.4%
Chicago, Neighborhoods Alive 21, Series 2002B-4 (General Obligation) (LOC: Bank of New York Mellon)
0.200%, 09/04/2012 r	15,740	15,740

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Northern Trust Company)
0.200%, 09/04/2012 r	$12,305	$12,305
Cook County, Catholic Theological Union, Series 2005 (LOC: Harris Trust & Savings Bank)
0.190%, 09/07/2012 r	14,500	14,500
Elmhurst Joint Commission Accreditation of Healthcare Organizations, Series 1988 (LOC: JP Morgan Chase Bank)
0.180%, 09/07/2012 r	6,475	6,475
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.170%, 09/07/2012 r	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.170%, 09/07/2012 r	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.170%, 09/07/2012 r	12,400	12,400
Illinois Educational Facilities Authority Revenue, Columbia College, Series 2000 (LOC: Harris Trust & Savings Bank)
0.140%, 09/07/2012 r	850	850
Illinois Educational Facilities Authority Revenue, National - Louis University, Series 1999B (LOC: JP Morgan Chase Bank)
0.170%, 09/07/2012 r	2,660	2,660
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust Company)
0.150%, 09/07/2012 r	4,100	4,100
Illinois Finance Authority, Illinois Wesleyan University, Series 2008 (LOC: PNC Bank)
0.190%, 09/07/2012 r	9,500	9,500
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.170%, 09/07/2012 r	2,000	2,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company)
0.150%, 09/07/2012 r	3,310	3,310
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.180%, 09/07/2012 r	4,000	4,000
Illinois State Toll Highway Authority, Series 2007A-2C (LOC: Northern Trust Company)
0.170%, 09/07/2012 r	5,000	5,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.180%, 09/07/2012 r	4,000	4,000

		106,595

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	15

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Indiana – 7.3%
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.150%, 09/07/2012 r	$5,550	$5,550
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.170%, 09/07/2012 r	7,095	7,095
Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group, Series 2008 (LOC: Harris)
0.130%, 09/07/2012 r	5,600	5,600
Indiana Finance Authority, Indiana University Health System Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.140%, 09/07/2012 r	4,795	4,795
Indiana Finance Authority, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.160%, 09/07/2012 r	1,530	1,530
Indiana Health & Educational Facility Financing Authority, Community Village-Hartsfield Village, Series 2006A (LOC: Harris)
0.130%, 09/07/2012 r	7,250	7,250
Indiana Health & Educational Facility Financing Authority, Community Village-Hartsfield Village, Series 2006B (LOC: Harris)
0.130%, 09/07/2012 r	9,975	9,975
Lawrenceburg Pollution Control, Indiana Michigan Power Company, Series I (LOC: Bank of Nova Scotia)
0.150%, 09/07/2012 r	3,000	3,000

		44,795

Iowa – 1.5%
Iowa Finance Authority, Wesley Retirement Services, Series 2003B (LOC: Wells Fargo Bank)
0.150%, 09/07/2012 r	4,000	4,000
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.150%, 09/07/2012 r	4,965	4,965

		8,965

Kansas – 0.5%
Kansas State Department of Transportation, Series 2002B-2 (SPA: Barclays Bank)
0.140%, 09/07/2012 r	2,765	2,765

Kentucky – 2.8%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series 2009B-1 (LOC: JP Morgan Chase Bank)
0.180%, 09/04/2012 r	6,325	6,325
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series 2009B-3 (LOC: Branch Banking & Trust)
0.130%, 09/07/2012 r	10,590	10,590

		16,915

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Louisiana – 0.4%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.130%, 09/07/2012 r	$2,500	$2,500

Maryland – 5.2%
Johns Hopkins University, Series A (Commercial Paper)
0.170%, 11/15/2012 r	20,965	20,965
Maryland State Health & Higher Educational Facilities Authority Peninsula Regional Medical Center, Series 1985A (LOC: JP Morgan Chase Bank)
0.180%, 09/07/2012 r	10,900	10,900

		31,865

Michigan – 3.9%
University of Michigan, Series B (Commercial Paper)
0.180%, 01/14/2013	1,000	1,000
0.190%, 01/14/2013	23,000	23,000

		24,000

Minnesota – 7.5%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.170%, 09/07/2012 r	14,505	14,505
St. Cloud Independent School District No. 742, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 08/13/2013	3,935	3,979
St. Francis Independent School District No. 15, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 09/07/2013 «	5,000	5,061
University of Minnesota (Commercial Paper)
0.160%, 10/10/2012	9,000	9,000
0.180%, 01/14/2013	13,750	13,750

		46,295

Mississippi – 2.9%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009A
0.170%, 09/04/2012 r	1,000	1,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009F
0.170%, 09/04/2012 r	160	160
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009G
0.160%, 09/04/2012 r	230	230
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.160%, 09/04/2012 r	430	430
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010K
0.170%, 09/04/2012 r	4,765	4,765

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotiabank)
0.180%, 09/07/2012 r	$11,425	$11,425

		18,010

Missouri – 3.7%
University of Missouri (Commercial Paper)
0.150%, 09/17/2012	22,500	22,500

Nevada – 2.9%
Clark County Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.170%, 09/07/2012 r	18,000	18,000

New Jersey – 2.3%
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.140%, 09/07/2012 r	13,925	13,925

New York – 1.3%
Long Island Power Authority, Series 2012D (LOC: TD Bank)
0.150%, 09/07/2012 r	8,000	8,000

North Carolina – 1.3%
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series 2008B (LOC: Branch Banking & Trust)
0.140%, 09/07/2012 r	4,800	4,800
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.160%, 09/07/2012 r	3,295	3,295

		8,095

Ohio – 8.7%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.160%, 09/07/2012 r	13,210	13,210
Franklin County Hospital Facilities Revenue, OhioHealth, Series 2009B (SPA: Barclays Bank)
0.160%, 09/07/2012 r	20,000	20,000
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.150%, 09/07/2012 r	2,000	2,000
Lucas County, Series 2012 (General Obligation)
1.000%, 07/18/2013	2,550	2,564
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.160%, 09/07/2012 r	2,300	2,300
Summit County Port Authority, Summa Enterprises Group, Series 2006 (LOC: PNC Bank)
0.150%, 09/07/2012 r	13,575	13,575

		53,649

Pennsylvania – 2.5%
Beaver County Industrial Development Authority, FirstEnergy Generation, Series 2008B (LOC: Bank of Nova Scotia)
0.170%, 09/04/2012 r	11,390	11,390

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Philadelphia Authority for Industrial Development, NewCourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.180%, 09/04/2012 r	$3,000	$3,000
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.180%, 09/04/2012 r	1,090	1,090

		15,480

Rhode Island – 0.7%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.260%, 09/07/2012 r	4,425	4,425

South Carolina – 1.1%
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.160%, 09/07/2012 r	3,960	3,960
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009D (LOC: Branch Banking & Trust)
0.150%, 09/07/2012 r	3,000	3,000

		6,960

Tennessee – 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.160%, 09/07/2012 r	1,400	1,400

Texas – 4.4%
Harris County Health Facilities Development, Baylor College of Medicine, Series 2008B (LOC: Northern Trust Company)
0.160%, 09/07/2012 r	2,500	2,500
Houston Airport System Revenue, Series 2010 (LOC: Barclays Bank)
0.170%, 09/07/2012 r	10,345	10,345
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.230%, 09/07/2012 r	4,300	4,300
Texas A&M University, Series B (Commercial Paper)
0.150%, 09/12/2012	10,000	10,000

		27,145

Virginia – 5.5%
Albemarle County Economic Development Authority, Martha Jefferson Hospital, Sentara Healthcare, Series 2008B (LOC: Wells Fargo Bank)
0.150%, 09/07/2012 r	135	135
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.140%, 09/07/2012 r	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.220%, 09/07/2012 r	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.190%, 09/04/2012 r	19,255	19,255

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	17

Schedule of Investments	August 31, 2012, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Virginia Small Business Financing Authority, Carilion Medical Center, Series 2008B (LOC: PNC Bank)
0.180%, 09/04/2012 r	$2,700	$2,700

		33,465

Washington – 1.8%
Washington Health Care Facilities Authority, MultiCare Health System, Series 2007C (LOC: Barclays Bank)
0.140%, 09/07/2012 r	10,985	10,985

Wisconsin – 2.0%
Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank)
0.170%, 09/07/2012 r	500	500
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JP Morgan Chase & Company)
0.170%, 09/07/2012 r	11,685	11,685

		12,185

Wyoming – 3.4%
Sweetwater County Pollution Control, PacifiCorp, Series 1990A (LOC: Barclays Bank)
0.180%, 09/07/2012 r	10,550	10,550
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.180%, 09/07/2012 r	700	700
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.170%, 09/04/2012 r	9,345	9,345

		20,595

Total Municipal Debt (Cost $618,244)		618,244

Total Investments  – 100.8% (Cost $618,244)		618,244

Other Assets and Liabilities, Net – (0.8)%		(4,910)

Total Net Assets – 100.0%		$613,334

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2012.

«	Security purchased on a when-issued basis. On August 31, 2012, the total cost of investments purchased on a when-issued basis was $5,061 or 0.8% of total net assets.

	On August 31, 2012, the cost of investments for federal income tax purposes was $618,244. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC	–	Federal Home Loan Mortgage Corporation

INS	–	Insured

LOC	–	Letter of Credit

MSDCEP	–	Minnesota School District Enhancement Program

SPA	–	Standby Purchase Agreement

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 40.6%
U.S. Treasury Bills U
0.074%, 10/04/2012 ‚	$175,000	$174,988
0.109%, 10/11/2012 ‚	100,000	99,988
0.118%, 11/01/2012 ‚	200,000	199,960
0.143%, 11/08/2012 ‚	50,000	49,987
0.146%, 11/15/2012 ‚	125,000	124,962
0.138%, 11/23/2012	50,000	49,984
0.137%, 11/29/2012 ‚	75,000	74,975
0.143%, 02/07/2013 ‚	50,000	49,968
U.S. Treasury Notes
0.375%, 09/30/2012	250,000	250,042
1.375%, 10/15/2012	150,000	150,227
0.375%, 10/31/2012	475,000	475,182
3.875%, 10/31/2012	320,000	321,963
1.375%, 11/15/2012	100,000	100,246
0.500%, 11/30/2012	325,000	325,266
1.375%, 01/15/2013	450,000	452,015
2.875%, 01/31/2013 ‚	50,000	50,557
1.375%, 02/15/2013	150,000	150,815
3.875%, 02/15/2013	250,000	254,227
2.750%, 02/28/2013	75,000	75,965
0.750%, 03/31/2013	50,000	50,169
2.500%, 03/31/2013	160,000	162,133
1.750%, 04/15/2013	190,000	191,821
0.625%, 04/30/2013	175,000	175,474
3.125%, 04/30/2013	75,000	76,448
1.375%, 05/15/2013	110,000	110,902
3.625%, 05/15/2013	50,000	51,196
3.500%, 05/31/2013	125,000	128,059
3.375%, 06/30/2013	175,000	179,584

Total Treasury Debt (Cost $4,557,103)		4,557,103

Treasury Repurchase Agreements – 59.3%
Credit Agricole Corporate & Investment Bank
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,400,028 (collateralized by U.S. Treasury obligations: Total market value $1,428,000)	1,400,000	1,400,000
Credit Suisse Securities (USA)
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $150,003 (collateralized by U.S. Treasury obligations: Total market value $153,002)	150,000	150,000
Deutsche Bank Securities
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $800,017 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
HSBC Securities (USA)
0.170%, dated 08/31/2012, matures
09/04/2012, repurchase price $700,013 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
ING Financial Markets
0.170%, dated 08/31/2012, matures
09/04/2012, repurchase price $150,003 (collateralized by U.S. Treasury obligations: Total market value $153,005)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $706,462 (collateralized by U.S. Treasury obligations: Total market value $720,577)	706,448	706,448

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
RBC Capital Markets
0.140%, dated 08/31/2012, matures
09/04/2012, repurchase price $150,002 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
RBS Securities
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $750,015 (collateralized by U.S. Treasury obligations: Total market value $765,004)	750,000	750,000
SG Americas Securities
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $1,100,022 (collateralized by U.S. Treasury obligations: Total market value $1,122,000)	1,100,000	1,100,000
TD Securities (USA)
0.160%, dated 08/31/2012, matures
09/04/2012, repurchase price $500,009 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
UBS Securities
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $250,005 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000

Total Treasury Repurchase Agreements (Cost $6,656,448)		6,656,448

Investments Purchased with Proceeds from Securities Lending † – 7.5%
Treasury Repurchase Agreements –7.5%
JP Morgan Securities
0.190%, dated 08/31/2012, matures
09/04/2012, repurchase price $51,751 (collateralized by U.S. Treasury obligations: Total market value $52,787)	51,750	51,750
JP Morgan Securities
0.180%, dated 08/31/2012, matures
09/04/2012, repurchase price $178,504 (collateralized by U.S. Treasury obligations: Total market value $182,073)	178,500	178,500
Morgan Stanley & Co.
0.150%, dated 08/31/2012, matures
09/04/2012, repurchase price $612,010 (collateralized by U.S. Treasury obligations: Total market value $624,875)	612,000	612,000

Total Investments Purchased with Proceeds from Securities Lending (Cost $842,250)		842,250

Total Investments  – 107.4% (Cost $12,055,801)		12,055,801

Other Assets and Liabilities, Net – (7.4)%		(828,206)

Total Net Assets – 100.0%		$11,227,595

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is the effective yield as of August 31, 2012.

‚	This security or a portion of this security is out on loan at August 31, 2012. Total loaned securities had a value of $825,385 as of August 31, 2012.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On August 31, 2012, the cost of investments for federal income tax purposes was $12,055,801. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 100.0%
U.S. Treasury Bills U
0.078%, 09/06/2012	$17,079	$17,079
0.121%, 09/13/2012	82,000	81,997
0.114%, 09/17/2012	8,462	8,461
0.110%, 09/20/2012	41,296	41,294
0.109%, 10/04/2012	53,035	53,030
0.090%, 10/11/2012	79,857	79,849
0.112%, 10/18/2012	50,736	50,729
0.094%, 11/01/2012	64,001	63,991
0.107%, 11/08/2012	33,804	33,797
0.098%, 11/15/2012	33,602	33,595
0.097%, 11/23/2012	29,288	29,281
0.112%, 11/29/2012	10,096	10,093
0.129%, 12/13/2012	15,000	14,994
0.114%, 01/03/2013	26,523	26,512
0.104%, 01/10/2013	20,000	19,992
0.135%, 01/17/2013	10,000	9,995
0.107%, 01/24/2013	10,000	9,996
0.135%, 02/07/2013	606	606

Total Treasury Debt (Cost $585,291)		585,291

Total Investments  – 100.0% (Cost $585,291)		585,291

Other Assets and Liabilities, Net – (0.0)%		(36)

Total Net Assets – 100.0%		$585,255

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is the effective yield as of August 31, 2012.

	On August 31, 2012, the cost of investments for federal income tax purposes was $585,291. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	19

Statements of Assets and Liabilities	August 31, 2012, all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value† (note 2)	$10,600,029	$8,698,862	$618,244	$4,557,103	$585,291
Investments purchased with proceeds from securities lending, at value (note 2)	1,032,531	1,053,181	—	842,250	—
Repurchase agreements, at value (note 2)	5,859,878	2,563,674	—	6,656,448	—
Cash	—	11	94	—	—
Receivable for interest	7,338	10,417	87	15,680	—
Receivable for capital shares sold	2	127	—	3	—
Prepaid expenses and other assets	36	79	54	25	31
Total assets	17,499,814	12,326,351	618,479	12,071,509	585,322
LIABILITIES:
Bank overdraft	2	—	—	—	—
Dividends payable	223	257	—	—	—
Payable for investments purchased	—	35,750	5,061	—	—
Payable upon return of securities loaned (note 2)	1,032,531	1,053,181	—	842,250	—
Payable for capital shares redeemed	—	1,090	—	—	—
Payable to affiliates (note 3)	2,225	2,189	43	1,364	22
Payable for distribution and shareholder servicing fees	—	101	14	256	14
Accrued expenses and other liabilities	44	26	27	44	31
Total liabilities	1,035,025	1,092,594	5,145	843,914	67
Net assets	$16,464,789	$11,233,757	$613,334	$11,227,595	$585,255
COMPOSITION OF NET ASSETS:
Portfolio capital	$16,465,157	$11,233,961	$613,348	$11,228,230	$585,265
Undistributed (distributions in excess of) net investment income	(23)	(60)	(14)	(44)	(10)
Accumulated net realized gain (loss) on investments (note 2)	(345)	(144)	—	(591)	—
Net assets	$16,464,789	$11,233,757	$613,334	$11,227,595	$585,255
Class A:
Net assets	$247,540	$1,088,649	$89,213	$470,684	$17,741
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	247,544	1,088,825	89,241	470,710	17,735
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$2,703,874	$862,131	$48,324	$2,110,985	$196,910
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,703,902	862,036	48,322	2,111,212	196,892
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,124,114	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,124,196	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$4,731,744	$3,130,035	$386,307	$3,671,911	$291,805
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,731,865	3,130,067	386,281	3,672,169	291,775
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$7,601,448	$4,776,543	$64,071	$4,183,433	$60,196
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	7,601,425	4,776,701	64,051	4,183,597	60,184
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,180,183	$252,285	$25,419	$612,335	$18,603
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,180,175	252,105	25,419	612,285	18,594
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$178,247	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	178,304	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—
† Including securities loaned, at value	$1,007,534	$1,032,003	$—	$825,385	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2012, all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$23,103	$30,091	$934	$12,524	$351
Securities lending income (note 2)	116	235	—	163	—
Total investment income	23,219	30,326	934	12,687	351
EXPENSES (note 3):
Investment advisory fees	14,104	11,734	645	10,677	672
Administration fees and expenses	18,899	16,200	916	14,517	932
Transfer agent fees and expenses	130	207	130	149	128
Custodian fees	705	587	32	534	33
Legal fees	40	40	40	40	40
Audit fees	49	48	48	48	48
Registration fees	17	83	35	34	10
Postage and printing fees	260	216	12	199	13
Directors’ fees	91	91	90	91	90
Other expenses	146	195	85	180	113
Distribution and shareholder servicing (12b-1) fees :
Class A	590	2,818	231	1,459	42
Class C	—	1	—	—	—
Class D	3,431	1,432	59	2,995	282
Reserve Class	—	—	—	1,385	—
Shareholder servicing (non 12b-1) fees :
Class A	590	2,818	231	1,459	42
Class D	5,718	2,387	99	4,991	471
Class I	—	1,724	—	—	—
Class Y	10,115	8,137	1,092	9,826	877
Reserve Class	—	—	—	693	—
Institutional Investor Class	1,297	353	19	598	23
Total expenses	56,182	49,071	3,764	49,875	3,816
Less: Fee waivers (note 3)	(34,262)	(21,783)	(2,830)	(37,188)	(3,309)
Less: Expense reimbursement (note 3)	—	—	—	—	(156)
Total net expenses	21,920	27,288	934	12,687	351
Investment income – net	1,299	3,038	—	—	—
Net gain (loss) on investments	15	(31)	10	27	5
Net increase in net assets resulting from operations	$1,314	$3,007	$10	$27	$5

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	21

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2012	Year Ended 8/31/2011	Year Ended 8/31/2012	Year Ended 8/31/2011

OPERATIONS:
Investment income – net	$1,299	$360	$3,038	$6,648
Net realized gain (loss) on investments	15	(34)	(31)	129
Net increase in net assets resulting from operations	1,314	326	3,007	6,777
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(20)	—	—	—
Class C	—	—	—	—
Class D	(204)	—	—	—
Class I	—	—	—	—
Class Y	(377)	—	—	—
Class Z	(586)	(360)	(3,038)	(6,623)
Institutional Investor Class	(112)	—	—	(25)
Reserve Class	—	—	—	—
Total distributions	(1,299)	(360)	(3,038)	(6,648)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	803,253	787,051	1,892,237	2,372,390
Reinvestment of distributions	2	—	—	22
Payments for redemptions	(773,687)	(864,516)	(1,953,400)	(2,546,694)
Increase (decrease) in net assets from Class A transactions	29,568	(77,465)	(61,163)	(174,282)
Class B:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	(1,154)
Decrease in net assets from Class B transactions	—	—	—	(1,154)
Class C:
Proceeds from sales	—	—	—	50
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(528)	(2,064)
Decrease in net assets from Class C transactions	—	—	(528)	(2,014)
Class D:
Proceeds from sales	8,275,892	7,190,742	2,825,209	3,827,616
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(7,748,163)	(7,540,544)	(3,048,702)	(4,255,139)
Increase (decrease) in net assets from Class D transactions	527,729	(349,802)	(223,493)	(427,523)
Class I:
Proceeds from sales	—	—	4,314,033	10,356,156
Reinvestment of distributions	—	—	—	1
Payments for redemptions	—	—	(4,441,456)	(10,737,990)
Decrease in net assets from Class I transactions	—	—	(127,423)	(381,833)
Class Y:
Proceeds from sales	29,382,467	22,860,678	23,502,554	86,076,410
Reinvestment of distributions	21	—	—	18
Payments for redemptions	(28,494,359)	(24,158,400)	(23,747,254)	(86,442,769)
Increase (decrease) in net assets from Class Y transactions	888,129	(1,297,722)	(244,700)	(366,341)
Class Z:
Proceeds from sales	46,023,284	68,228,841	31,872,789	35,835,014
Reinvestment of distributions	56	155	431	469
Payments for redemptions	(44,121,841)	(66,821,633)	(32,745,921)	(39,794,372)
Increase (decrease) in net assets from Class Z transactions	1,901,499	1,407,363	(872,701)	(3,958,889)
Institutional Investor Class:
Proceeds from sales	5,364,862	5,233,557	4,463,132	6,686,824
Reinvestment of distributions	—	—	—	1
Payments for redemptions	(5,401,710)	(5,099,358)	(4,634,460)	(7,189,078)
Increase (decrease) in net assets from Institutional Investor Class transactions	(36,848)	134,199	(171,328)	(502,253)
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	3,310,077	(183,427)	(1,701,336)	(5,814,289)
Total increase (decrease) in net assets	3,310,092	(183,461)	(1,701,367)	(5,814,160)
Net assets at beginning of year	13,154,697	13,338,158	12,935,124	18,749,284
Net assets at end of year	$16,464,789	$13,154,697	$11,233,757	$12,935,124
Undistributed (distributions in excess of) net investment income	$(23)	$50	$(60)	$161

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Year Ended 8/31/2012	Year Ended 8/31/2011	Year Ended 8/31/2012	Year Ended 8/31/2011	Year Ended 8/31/2012	Year Ended 8/31/2011

$—	$15	$—	$25	$—	$—
10	5	27	(1)	5	12
10	20	27	24	5	12

(4)	—	—	—	—	—
—	—	—	—	—	—
(1)	—	—	—	—	(1)
—	—	—	—	—	—
(13)	—	—	—	—	(2)
(2)	(15)	—	(25)	—	(1)
—	—	—	—	—	—
—	—	—	—	—	—
(20)	(15)	—	(25)	—	(4)

122,223	122,384	2,993,441	1,561,376	2,562,078	1,045,216
2	2	—	—	—	—
(104,543)	(125,154)	(3,092,665)	(1,860,128)	(2,565,805)	(1,075,239)
17,682	(2,768)	(99,224)	(298,752)	(3,727)	(30,023)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

110,782	76,319	4,417,238	6,545,447	643,439	590,892
—	—	—	—	—	—
(95,926)	(71,229)	(4,741,162)	(6,819,313)	(538,294)	(614,764)
14,856	5,090	(323,924)	(273,866)	105,145	(23,872)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

898,021	1,587,214	15,694,642	16,501,827	883,971	2,241,039
1	1	—	1	—	—
(1,012,875)	(1,659,910)	(16,480,753)	(15,341,739)	(927,938)	(2,220,969)
(114,853)	(72,695)	(786,111)	1,160,089	(43,967)	20,070

541,489	583,100	17,964,188	8,954,127	643,067	741,079
—	—	—	17	—	—
(581,672)	(827,103)	(15,657,042)	(8,476,765)	(660,646)	(760,341)
(40,183)	(244,003)	2,307,146	477,379	(17,579)	(19,262)

306,735	468,450	2,340,178	2,458,492	134,508	92,727
—	—	—	—	—	—
(300,346)	(461,866)	(2,302,191)	(2,364,894)	(132,132)	(113,695)
6,389	6,584	37,987	93,598	2,376	(20,968)

—	—	769,569	894,259	—	—
—	—	—	1	—	—
—	—	(950,757)	(951,178)	—	—
—	—	(181,188)	(56,918)	—	—
(116,109)	(307,792)	954,686	1,101,530	42,248	(74,055)
(116,119)	(307,787)	954,713	1,101,529	42,253	(74,047)
729,453	1,037,240	10,272,882	9,171,353	543,002	617,049
$613,334	$729,453	$11,227,595	$10,272,882	$585,255	$543,002
$ (14)	$6	$(44)	$(43)	$(10)	$(9)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	23

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Government Obligations Fund
Class A
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$247,540
2011[1]	1.00	—		—	1.00	0.00	217,973
2010[1]	1.00	—		—	1.00	0.00	295,439
2009[1]	1.00	0.004		(0.004)	1.00	0.36	530,312
2008[1]	1.00	0.028		(0.028)	1.00	2.79	710,680
Class D
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$2,703,874
2011[1]	1.00	—		—	1.00	0.00	2,176,148
2010[1]	1.00	—		—	1.00	0.00	2,525,955
2009[1]	1.00	0.004		(0.004)	1.00	0.44	2,973,885
2008[1]	1.00	0.029		(0.029)	1.00	2.95	2,628,910
Class Y
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$4,731,744
2011[1]	1.00	—		—	1.00	0.00	3,843,620
2010[1]	1.00	—		—	1.00	0.00	5,141,352
2009[1]	1.00	0.005		(0.005)	1.00	0.55	6,837,427
2008[1]	1.00	0.031		(0.031)	1.00	3.10	6,935,957
Class Z
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$7,601,448
2011[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.01	5,699,924
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04	4,292,577
2009[1]	1.00	0.008		(0.008)	1.00	0.79	8,402,541
2008[1]	1.00	0.033		(0.033)	1.00	3.36	1,915,386
Institutional Investor Class
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$1,180,183
2011[1]	1.00	—		—	1.00	0.00	1,217,032
2010[1]	1.00	—		—	1.00	0.00	1,082,835
2009[1]	1.00	0.007		(0.007)	1.00	0.69	2,875,035
2008[1]	1.00	0.032		(0.032)	1.00	3.25	461,342

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.15%	0.01%	0.79%	(0.63)%
0.20	0.00	0.79	(0.59)
0.27	0.00	0.78	(0.51)
0.67	0.31	0.79	0.19
0.75	2.58	0.78	2.55

0.16%	0.01%	0.65%	(0.48)%
0.20	0.00	0.64	(0.44)
0.27	0.00	0.63	(0.36)
0.59	0.40	0.65	0.34
0.60	2.59	0.63	2.56

0.16%	0.01%	0.50%	(0.33)%
0.20	0.00	0.49	(0.29)
0.27	0.00	0.48	(0.21)
0.48	0.52	0.50	0.50
0.45	2.81	0.48	2.78

0.16%	0.01%	0.25%	(0.08)%
0.19	0.01	0.25	(0.05)
0.23	0.05	0.23	0.05
0.24	0.59	0.24	0.59
0.20	3.04	0.23	3.01

0.15%	0.01%	0.34%	(0.18)%
0.20	0.00	0.34	(0.14)
0.27	0.01	0.33	(0.05)
0.34	0.49	0.34	0.49
0.30	3.16	0.33	3.13

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	25

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Prime Obligations Fund
Class A
2012[1]	$1.00	$—		$—	$1.00	0.00%	$1,088,649
2011[1]	1.00	—		—	1.00	0.00	1,149,814
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,324,087
2009[1]	1.00	0.007		(0.007)	1.00	0.67	1,676,718
2008[1]	1.00	0.031		(0.031)	1.00	3.17	2,315,088
Class D
2012[1]	$1.00	$—		$—	$1.00	0.00%	$862,131
2011[1]	1.00	—		—	1.00	0.00	1,085,626
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,513,140
2009[1]	1.00	0.008		(0.008)	1.00	0.79	2,473,134
2008[1]	1.00	0.033		(0.033)	1.00	3.32	1,936,019
Class I
2012[1]	$1.00	$—		$—	$1.00	0.00%	$1,124,114
2011[1]	1.00	—		—	1.00	0.00	1,251,541
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,633,364
2009[1]	1.00	0.010		(0.010)	1.00	0.98	5,275,495
2008[1]	1.00	0.035		(0.035)	1.00	3.56	1,608,965
Class Y
2012[1]	$1.00	$—		$—	$1.00	0.00%	$3,130,035
2011[1]	1.00	—		—	1.00	0.00	3,374,744
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	3,741,060
2009[1]	1.00	0.009		(0.009)	1.00	0.92	7,249,566
2008[1]	1.00	0.034		(0.034)	1.00	3.48	8,092,898
Class Z
2012[1]	$1.00	$0.001		$(0.001)	$1.00	0.06%	$4,776,543
2011[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.07	5,649,257
2010[1]	1.00	0.001		(0.001)	1.00	0.10	9,608,076
2009[1]	1.00	0.012		(0.012)	1.00	1.18	13,745,864
2008[1]	1.00	0.037		(0.037)	1.00	3.77	8,864,378
Institutional Investor Class
2012[1]	$1.00	$—		$—	$1.00	0.00%	$252,285
2011[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	423,613
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	925,862
2009[1]	1.00	0.011		(0.011)	1.00	1.08	1,693,975
2008[1]	1.00	0.036		(0.036)	1.00	3.66	1,354,758

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.26%	0.00%	0.80%	(0.54)%
0.30	0.00	0.79	(0.49)
0.33	0.00	0.78	(0.45)
0.76	0.71	0.81	0.66
0.78	3.08	0.78	3.08

0.26%	0.00%	0.65%	(0.39)%
0.30	0.00	0.64	(0.34)
0.34	0.00	0.64	(0.30)
0.64	0.71	0.66	0.69
0.63	3.07	0.63	3.07

0.26%	0.00%	0.45%	(0.19)%
0.30	0.00	0.44	(0.14)
0.34	0.00	0.43	(0.09)
0.45	0.81	0.46	0.80
0.40	3.49	0.43	3.46

0.26%	0.00%	0.50%	(0.24)%
0.30	0.00	0.49	(0.19)
0.34	0.00	0.48	(0.14)
0.51	0.89	0.51	0.89
0.48	3.35	0.48	3.35

0.20%	0.06%	0.25%	0.01%
0.23	0.07	0.24	0.06
0.23	0.10	0.23	0.10
0.25	1.03	0.26	1.02
0.20	3.49	0.23	3.46

0.26%	0.00%	0.35%	(0.09)%
0.31	0.00	0.35	(0.04)
0.31	0.03	0.33	0.01
0.35	0.95	0.36	0.94
0.30	3.64	0.33	3.61

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	27

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$89,213
2011[1]	1.00	—		—	1.00	0.00	71,532
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	74,301
2009[1]	1.00	0.004		(0.004)	1.00	0.47	124,530
2008[1]	1.00	0.018		(0.018)	1.00	1.86	255,762
Class D
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$48,324
2011[1]	1.00	—		—	1.00	0.00	33,470
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	28,380
2009[1]	1.00	0.005		(0.005)	1.00	0.52	48,884
2008[1]	1.00	0.020		(0.020)	1.00	2.01	159,924
Class Y
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$386,307
2011[1]	1.00	—		—	1.00	0.00	501,167
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	573,858
2009[1]	1.00	0.006		(0.006)	1.00	0.59	753,405
2008[1]	1.00	0.021		(0.021)	1.00	2.17	1,281,930
Class Z
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$64,071
2011[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.01	104,254
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03	348,256
2009[1]	1.00	0.008		(0.008)	1.00	0.80	731,472
2008[1]	1.00	0.024		(0.024)	1.00	2.42	644,429
Institutional Investor Class
2012[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$25,419
2011[1]	1.00	—		—	1.00	0.00	19,030
2010[1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.01	12,445
2009[1]	1.00	0.007		(0.007)	1.00	0.70	15,211
2008[1]	1.00	0.023		(0.023)	1.00	2.32	41,342

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.15%	0.00%	0.86%	(0.71)%
0.24	0.00	0.84	(0.60)
0.26	0.00	0.81	(0.55)
0.63	0.60	0.83	0.40
0.75	1.80	0.79	1.76

0.15%	0.00%	0.71%	(0.56)%
0.24	0.00	0.69	(0.45)
0.26	0.00	0.66	(0.40)
0.57	0.64	0.68	0.53
0.60	1.75	0.64	1.71

0.14%	0.00%	0.55%	(0.41)%
0.24	0.00	0.53	(0.29)
0.26	0.00	0.51	(0.25)
0.49	0.69	0.53	0.65
0.45	2.12	0.49	2.08

0.14%	0.00%	0.31%	(0.17)%
0.24	0.01	0.28	(0.03)
0.24	0.03	0.26	0.01
0.27	0.75	0.28	0.74
0.20	2.52	0.24	2.48

0.14%	0.00%	0.40%	(0.26)%
0.23	0.00	0.39	(0.16)
0.25	0.00	0.35	(0.10)
0.37	0.80	0.38	0.79
0.30	2.31	0.34	2.27

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	29

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$470,684
2011 [1]	1.00	—		—	1.00	0.00	569,907
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	868,658
2009 [1]	1.00	0.001		(0.001)	1.00	0.07	940,369
2008 [1]	1.00	0.023		(0.023)	1.00	2.30	1,391,961
Class D
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$2,110,985
2011 [1]	1.00	—		—	1.00	0.00	2,434,904
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	2,708,770
2009 [1]	1.00	0.001		(0.001)	1.00	0.11	3,411,407
2008 [1]	1.00	0.024		(0.024)	1.00	2.45	6,868,518
Class Y
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$3,671,911
2011 [1]	1.00	—		—	1.00	0.00	4,458,012
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	3,297,924
2009 [1]	1.00	0.002		(0.002)	1.00	0.18	4,692,210
2008 [1]	1.00	0.027		(0.027)	1.00	2.60	5,482,050
Class Z
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$4,183,433
2011 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,876,278
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,398,900
2009 [1]	1.00	0.004		(0.004)	1.00	0.36	1,926,914
2008 [1]	1.00	0.028		(0.028)	1.00	2.86	3,713,560
Institutional Investor Class
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$612,335
2011 [1]	1.00	—		—	1.00	0.00	574,347
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	480,749
2009 [1]	1.00	0.003		(0.003)	1.00	0.28	526,060
2008 [1]	1.00	0.027		(0.027)	1.00	2.75	766,652
Reserve Class
2012 [1]	$1.00	$—		$—	$1.00	0.00%	$178,247
2011 [1]	1.00	—		—	1.00	0.00	359,434
2010 [1]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	416,352
2009 [1]	1.00	0.001		(0.001)	1.00	0.06	602,332
2008 [1]	1.00	0.024		(0.024)	1.00	2.11	973,250

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.11%	0.00%	0.79%	(0.68)%
0.17	0.00	0.79	(0.62)
0.20	0.00	0.78	(0.58)
0.53	0.09	0.79	(0.17)
0.75	2.34	0.78	2.31

0.12%	0.00%	0.65%	(0.53)%
0.17	0.00	0.65	(0.48)
0.20	0.00	0.63	(0.43)
0.50	0.15	0.64	0.01
0.60	2.45	0.63	2.42

0.12%	0.00%	0.50%	(0.38)%
0.16	0.00	0.49	(0.33)
0.20	0.00	0.48	(0.28)
0.41	0.19	0.49	0.11
0.45	2.62	0.48	2.59

0.12%	0.00%	0.24%	(0.12)%
0.16	0.00	0.24	(0.08)
0.20	0.00	0.23	(0.03)
0.23	0.38	0.24	0.37
0.20	2.74	0.23	2.71

0.12%	0.00%	0.35%	(0.23)%
0.16	0.00	0.34	(0.18)
0.20	0.00	0.33	(0.13)
0.31	0.32	0.34	0.29
0.30	2.68	0.33	2.65

0.11%	0.00%	1.00%	(0.89)%
0.17	0.00	0.99	(0.82)
0.20	0.00	0.98	(0.78)
0.56	0.08	0.99	(0.35)
0.93	2.13	0.98	2.08

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	31

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
U.S. Treasury Money Market Fund
Class A
2012[1]	$1.00	$—	$—	$1.00	0.00%	$17,741
2011[1]	1.00	—	—	1.00	0.00	21,468
2010[1]	1.00	—	—	1.00	0.00	51,490
2009[1]	1.00	0.001	(0.001)	1.00	0.08	62,194
2008[1]	1.00	0.020	(0.020)	1.00	2.00	89,497
Class D
2012[1]	$1.00	$—	$—	$1.00	0.00%	$196,910
2011[1]	1.00	—	—	1.00	0.00	91,763
2010[1]	1.00	—	—	1.00	0.00	115,634
2009[1]	1.00	0.001	(0.001)	1.00	0.12	133,882
2008[1]	1.00	0.021	(0.021)	1.00	2.15	321,431
Class Y
2012[1]	$1.00	$—	$—	$1.00	0.00%	$291,805
2011[1]	1.00	—	—	1.00	0.00	335,769
2010[1]	1.00	—	—	1.00	0.00	315,695
2009[1]	1.00	0.002	(0.002)	1.00	0.16	426,875
2008[1]	1.00	0.023	(0.023)	1.00	2.30	570,751
Class Z
2012[1]	$1.00	$—	$—	$1.00	0.00%	$60,196
2011[1]	1.00	—	—	1.00	0.00	77,775
2010[1]	1.00	—	—	1.00	0.00	97,034
2009[1]	1.00	0.003	(0.003)	1.00	0.27	237,487
2008[1]	1.00	0.025	(0.025)	1.00	2.56	219,278
Institutional Investor Class
2012[1]	$1.00	$—	$—	$1.00	0.00%	$18,603
2011[1]	1.00	—	—	1.00	0.00	16,227
2010[1]	1.00	—	—	1.00	0.00	37,196
2009[1]	1.00	0.002	(0.002)	1.00	0.22	149,648
2008[1]	1.00	0.024	(0.024)	1.00	2.46	125,216

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived or reimbursed (note 3).

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.05%	0.00%	0.86%	(0.81)%
0.12	0.00	0.85	(0.73)
0.12	0.00	0.82	(0.70)
0.44	0.11	0.77	(0.22)
0.75	1.64	0.80	1.59

0.06%	0.00%	0.71%	(0.65)%
0.11	0.00	0.70	(0.59)
0.13	0.00	0.68	(0.55)
0.42	0.16	0.64	(0.06)
0.60	2.09	0.65	2.04

0.05%	0.00%	0.56%	(0.51)%
0.10	0.00	0.55	(0.45)
0.12	0.00	0.52	(0.40)
0.36	0.18	0.50	0.04
0.45	2.22	0.50	2.17

0.05%	0.00%	0.31%	(0.26)%
0.10	0.00	0.31	(0.21)
0.14	0.00	0.27	(0.13)
0.23	0.30	0.25	0.28
0.20	2.33	0.25	2.28

0.05%	0.00%	0.40%	(0.35)%
0.12	0.00	0.40	(0.28)
0.12	0.00	0.37	(0.25)
0.29	0.22	0.36	0.15
0.30	1.68	0.35	1.63

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	33

Notes to Financial Statements	August 31, 2012, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund closed to new investors and additional investments. There were no Class B or Class C shares outstanding at August 31, 2012. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2012, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

34	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

As of August 31, 2012, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$9,491,655	$—	$9,491,655
Government Agency Repurchase Agreements	—	3,259,878	—	3,259,878
Treasury Repurchase Agreements	—	2,600,000	—	2,600,000
Treasury Debt	—	1,108,374	—	1,108,374
Investment Purchased with Proceeds from Securities Lending	—	1,032,531	—	1,032,531
Total Investments	$—	$17,492,438	$—	$17,492,438
Prime Obligations Fund
Certificates of Deposit	$—	$2,415,489	$—	$2,415,489
Government Agency Repurchase Agreements	—	2,095,122	—	2,095,122
Financial Company Commercial Paper	—	1,198,732	—	1,198,732
Treasury Debt	—	1,076,355	—	1,076,355
Other Notes	—	1,008,871	—	1,008,871
Asset Backed Commercial Paper	—	960,978	—	960,978
Government Agency Debt	—	948,939	—	948,939
Variable Rate Demand Notes	—	708,360	—	708,360
Other Repurchase Agreements	—	375,000	—	375,000
Investment Companies	231,142	—	—	231,142
Other Commercial Paper	—	149,996	—	149,996
Treasury Repurchase Agreement	—	93,552	—	93,552
Investment Purchased with Proceeds from Securities Lending	—	1,053,181	—	1,053,181
Total Investments	$231,142	$12,084,575	$—	$12,315,717
Tax Free Obligations Fund
Municipal Debt	$—	$618,244	$—	$618,244
Total Investments	$—	$618,244	$—	$618,244
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$6,656,448	$—	$6,656,448
Treasury Debt	—	4,557,103	—	4,557,103
Investments Purchased with Proceeds from Securities Lending	—	842,250	—	842,250
Total Investments	$—	$12,055,801	$—	$12,055,801
U.S. Treasury Money Market Fund
Treasury Debt	$—	$585,291	$—	$585,291
Total Investments	$—	$585,291	$—	$585,291

Refer to the Schedule of Investments for further security classification.

During the fiscal year ended August 31, 2012, there were no transfers between fair value levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At August 31, 2012, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of August 31, 2012, Prime Obligations Fund had investments in illiquid securities with a total value of $200,000 or 1.8% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	35

Notes to Financial Statements	August 31, 2012, all dollars and shares are rounded to thousands (000)

regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2012 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made:

	August 31, 2012

Fund	Accumulated Net Realized Gain (Loss)	Undistributed (Distributions in Excess of) Net Investment Income	Portfolio Capital
Government Obligations Fund	$—	$(73)	$73
Prime Obligations Fund	—	(221)	221
Tax Free Obligations Fund	(12)	—	12
Treasury Obligations Fund	—	(1)	1
U.S. Treasury Money Market Fund	(3)	(1)	4

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2012 and August 31, 2011 (adjusted by dividends payable as of August 31, 2012 and August 31, 2011) were as follows:

	August 31, 2012

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,076	$—	$—	$1,076
Prime Obligations Fund	2,947	—	—	2,947
Tax Free Obligations Fund	—	20	—	20
Treasury Obligations Fund	3	—	—	3

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2012.

	August 31, 2011

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$503	$—	$—	$503
Prime Obligations Fund	8,126	—	—	8,126
Tax Free Obligations Fund	—	70	—	70
Treasury Obligations Fund	115	—	—	115
U.S. Treasury Money Market Fund	4	—	—	4

As of August 31, 2012, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$222	$—	$—	$(345)	$—	$(123)
Prime Obligations Fund	257	—	—	(144)	—	113
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	(591)	—	(591)
U.S. Treasury Money Market Fund	—	—	—	—	—	—

36	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2012 and the deferral of wash sale losses.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2012, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2014	2015	2016	2017	2018	2019	Indefinite Short-Term	Total
Government Obligations Fund	$—	$—	$—	$—	$—	$(326)	$(19)	$(345)
Prime Obligations Fund	—	(41)	—	(72)	—	—	(31)	(144)
Treasury Obligations Fund	—	(51)	—	—	(540)	—	—	(591)

During the fiscal year ended August 31, 2012, Treasury Obligations Fund utilized $26 of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each of the funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund do so as a principal investment strategy. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral

should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2012, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund had securities on loan with a total value of $1,007,534, $1,032,003 and $825,385 respectively.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2012, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund paid $30, $59 and $41, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	37

Notes to Financial Statements	August 31, 2012, all dollars and shares are rounded to thousands (000)

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2012.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2012 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for

Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2013, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $225, $1,187, and $672 for Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2012.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $12,521, $3,047, $874, $12,595, and $900 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2012.

38	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $4,021, $4,251, $290, $5,839 and $324 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2012.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2012.

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $17,720, $14,485, $1,441, $17,567, and $1,413 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2012.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2012 after waivers:

Fund	Amount
Prime Obligations Fund	$934

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $156 for U.S. Treasury Money Market Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2012, legal fees and expenses of $36 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At August 31, 2012, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	63.7%
Daily Variable Rate Demand Notes	18.2
Commercial Paper & Put Bonds	16.2
Other Municipal Notes & Bonds	1.9
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2012, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	93.6%
General Obligations	6.4
100.0%

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	39

Notes to Financial Statements	August 31, 2012, all dollars and shares are rounded to thousands (000)

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at August 31, 2012, were as follows:

Standard & Poor’s/Moody’s/Fitch Ratings	Tax Free Obligations Fund
AAA	4.4%
AA	71.5
A	24.1
100.0%

Individual security ratings are based on information from Standard & Poor’s, Moody’s Investor Service, and/or Fitch Ratings. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

40	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Notice to Shareholders	August 31, 2012 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2013 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2012, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	100.00	100.00
Treasury Obligations Fund	—	100.00	—	100.00

1	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional Information Applicable to Foreign Shareholder Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.00%
Prime Obligations Fund	100.00
Tax Free Obligations Fund	100.00
Treasury Obligations Fund	100.00

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Prime Obligations Fund	—
Tax Free Obligations Fund	—
Treasury Obligations Fund	—

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available without charge upon request by calling 800.677.3863 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	41

Notice to Shareholders	August 31, 2012 (unaudited)

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The funds’ board of directors, which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ investment advisory agreement with USBAM.

At a meeting on June 19-20, 2012, the board considered information relating to the funds’ investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The board approved the Agreement through June 30, 2013.

Although the Agreement relates to all of the funds, the board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each fund, (2) the investment performance of each fund, (3) the profitability of USBAM related to the funds, including an analysis of USBAM’s cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the funds grow and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the funds. In its deliberations, the board did not identify any single factor which alone was responsible for the board’s decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The board examined the nature, quality and extent of the services provided by USBAM to each fund. The board reviewed USBAM’s key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund’s investment policies and restrictions, subject to review by the board. The board further considered that USBAM’s duties with respect to each fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the funds’ investment policies and restrictions and the Investment Company Act, and (iii) monitoring the performance of the various organizations providing services to the funds, including the funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

Based on the foregoing, the board concluded that each fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The board considered the performance of each fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ending February 29, 2012.

Government Obligations Fund. The board considered that, generally, due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was very narrow. The board noted that the fund was at, or within a basis point of, its performance universe median for each period on both a net- and gross-of-expenses basis. Specifically, the board considered that on a gross-of-expenses basis the fund’s performance was equal to that of its performance universe median for the five-year period and the fund slightly outperformed its performance universe median for the one-year and three-year periods. The board also considered that, on a net-of-expenses basis, the fund’s performance was equal to that of its performance universe median for the five-year period, although the fund slightly underperformed its performance universe median for the one-year and three-year periods. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

42	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Prime Obligations Fund. The board considered that, generally, due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was very narrow. The board noted that the fund was at, or within two basis points of, its performance universe median for each period on both a net- and gross-of-expenses basis. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Treasury Obligations Fund. The board considered that the fund outperformed its performance universe median over the one- and three-year time periods on a gross-of-expenses basis and the five-year time period on both a gross- and net-of-expenses basis. The board noted that while the fund slightly underperformed the performance universe median over the one- and three-year periods on a net-of-expenses basis, this occurred during a period of low interest rates where the range of returns among all funds within the performance universe was very narrow. In light of the fund’s competitive performance, especially over longer periods, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Tax Free Obligations Fund. The board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the fund underperformed the performance universe median for all periods, although the fund only slightly underperformed for the one-year period on a net-of-expenses basis. The board considered USBAM’s assertion that the fund’s underperformance is attributable to the fund’s high quality compared to its peers and the entirely tax-free nature of its income. The board noted that the fund is rated AAAm by S&P, which is the case with very few of its peers. The board further noted that, as a result, the fund is prohibited from buying unrated securities, which limits the universe of potential investments as compared to the fund’s peers. In addition, the board considered USBAM’s assertion that because the fund does not invest in any taxable securities, including securities subject to the alternative minimum tax, the fund’s potential universe of investments is further limited compared to that of its peers. The board noted additions to the portfolio management team of the fund as of December 31, 2010 and the expansion of the list of certain approved municipal investments. The board further considered that the fund had improved performance for the first quarter ended March 31, 2012. The board concluded that, in light of the foregoing, it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

U.S. Treasury Money Market Fund. The board considered that, for the one- and three-year periods on a net-of-expenses basis, the fund performed competitively with its performance universe median, although, on a gross-of-expenses basis, the fund underperformed its performance universe median for all periods as well as for the five-year period on a net-of-expenses basis. The board considered USBAM’s assertion that, unlike many funds in its performance universe, the fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In support of this, the board considered that the Treasury Obligations Fund, which is able to invest in repurchase agreements, outperformed the same performance universe for the three- and five-year periods on a gross-of-expenses basis. In light of the foregoing, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The board reviewed USBAM’s costs in serving as the funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the funds. The board also considered the profitability of USBAM and its affiliates resulting from their relationship with each fund. The board compared fee and expense information for each fund to fee and expense information for comparable funds managed by other advisors. The board also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

Using information provided by an independent data service, the board also evaluated each fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the board evaluated each fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of fund fees and expenses, the board considered USBAM’s pricing philosophy. USBAM attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, USBAM has committed to waive its investment advisory fees to the extent necessary to maintain the funds’ total expense ratios at levels generally in line with their respective peer groups.

The board noted that the information provided by an independent data service reflected that, although the advisory fee after waivers of Government Obligations Fund and Treasury Obligations Fund is higher than its peer group median, each fund’s contractual advisory fee and the advisory fee after waivers of Prime Obligations Fund, Tax-Free Obligations Fund and U.S. Treasury Money Market Fund is lower than its expense group median. The board also noted that each fund’s gross total

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	43

Notice to Shareholders	August 31, 2012 (unaudited)

expense ratio is lower than or equal to its peer group median. The board concluded that the funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The board considered the extent to which each fund’s investment advisory fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by USBAM, the board noted that profitability will likely increase as assets grow over time. The board considered that, although the funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each fund’s yield on any share class from falling below 0.00% and to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The board considered information presented by USBAM to support its assertion that the median total expense ratio of a fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a fund’s total expense ratio at a level close to the median, fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of USBAM’s commitment to keep total fund expenses competitive, the board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the funds, the board noted that USBAM and certain of its affiliates serve the funds in various capacities, including as investment advisor, distributor, administrator, transfer agent, custodian and, for certain of the funds, securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The board considered that each service provided to the funds by USBAM or one of its affiliates is pursuant to a written agreement, which the board evaluates periodically as required by law.

After full consideration of these factors, the board concluded that approval of each Agreement was in the best interest of the respective fund and its shareholders.

44	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future FreightTM, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 2006	Retired	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)
Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since April 1991	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations; Owner, ExcensusTM, LLC, a demographic planning and application development firm	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	45

Notice to Shareholders	August 31, 2012 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph M. Ulrey III U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1958)*	President	Re-elected by the Board annually; President of FAF since January 2011	Chief Executive Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Chief Financial Officer and Head of Technology and Operations, U.S. Bancorp Asset Management, Inc.
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	Vice President	Re-elected by the Board annually; Vice President of FAF since January 2011	Chief Operating Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.
Carol A. Sinn U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since January 2011	Senior Business Line Risk Manager and Anti-Money Laundering Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	General Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; Secretary of FAF from June 2002 through December 2004; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

*	Messrs. Ulrey, Thole, and Ertel, Mses. Stevenson, Mayr, and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAF.

46	FIRST AMERICAN FUNDS 2012 ANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

•	First American Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS 2012 ANNUAL REPORT	47

Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Funds, Inc.

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Funds, Inc.

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street Suite

1400 Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street Suite

1500 Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0080-12    10/2012    AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that John P. Kayser, Leonard W. Kedrowski, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees—Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $203,675 in the fiscal year ended August 31, 2012 and $136,229 in the fiscal year ended August 31, 2011, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees—E&Y billed the registrant audit-related fees totaling $1,275 in the fiscal year ended August 31, 2012 and $799 in the fiscal year ended August 31, 2011, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees—E&Y billed the registrant fees of $24,114 in the fiscal year ended August 31, 2012 and $26,333 in the fiscal year ended August 31, 2011, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees—There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2012 and the fiscal period ended August 31, 2011.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $217,000 in the fiscal year ended August 31, 2012 and $470,000 in the fiscal year ended August 31, 2011.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: October 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: October 30, 2012